UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08390

Cash Management Portfolio
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts		02109
(Address of principal executive offices)		(Zip code)

Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1. Schedule of Investments

Cash Management Portfolio                                                                                                                  as of July 31, 2007

PORTFOLIO OF INVESTMENTS (Unaudited)

Asset Backed Securities — 4.7%

Principal
Amount
(000’s omitted)	Security	Value
$7,657	AMCAR, Series 2007-BF, Class A1, 5.32%, 5/6/08	$7,656,813
16,491	CARAT, Series 2007-1, Class A1, 5.325%, 5/15/08 (1)	16,490,875
8,185	CARMX, Series 2007-2, Class A1, 5.328%, 6/16/08	8,184,948
18,042	DTAOT, Series 2007-A, Class A1, 5.343%, 5/15/08 (1)	18,042,022
18,214	FORDO, Series 2007-A, Class A1, 5.349%, 7/15/08 (1)	18,213,747
9,738	TAROT, Series 2007-A, Class A1, 5.303%, 6/12/08	9,738,100
Total Asset Backed Securities (amortized cost $78,326,505)		$78,326,505

Certificates of Deposit — 6.5%

Principal Amount (000’s omitted)	Security	Value
$21,000	Deutsche Bank, NY, 5.40%, 4/24/08 (2)	$21,000,000
38,000	Royal Bank of Scotland, NY, 5.42%, 7/11/08 (2)	38,000,000
50,000	Societe Generale, NY, 5.40%, 7/7/08 (2)	50,000,000
Total Certificates of Deposit (amortized cost $109,000,000)		$109,000,000

Commercial Paper — 69.2%

Principal
Amount
(000’s omitted)	Security	Value
Automotive — 1.0%
$16,900	American Honda Motor Corp., 5.26%, 8/13/07	$16,870,369
		$16,870,369
Banks and Money Services — 56.2%
$14,800	Abbey National, LLC, 5.275%, 8/20/07	$14,758,796
21,000	BankAmerica Corp., 5.25%, 10/4/07	20,804,000
25,000	BankAmerica Corp., 5.28%, 8/1/07	25,000,000
25,000	BankAmerica Corp., 5.28%, 8/8/07	24,974,334
7,007	Barton Capital Corp., LLC, 5.27%, 8/2/07 (1)	7,005,974
9,598	Barton Capital Corp., LLC, 5.27%, 8/9/07 (1)	9,586,760
36,650	Barton Capital Corp., LLC, 5.27%, 8/13/07 (1)	36,585,618
9,880	Barton Capital Corp., LLC, 5.28%, 8/3/07 (1)	9,877,102
15,250	CAFCO, LLC, 5.27%, 8/7/07 (1)	15,236,605
23,000	CAFCO, LLC, 5.27%, 9/5/07 (1)	22,882,157
30,000	CAFCO, LLC, 5.28%, 9/5/07 (1)	29,846,000
60,000	CIESCO, LLC, 5.26%, 8/6/07 (1)	59,956,167

$12,600	CIESCO, LLC, 5.27%, 8/27/07 (1)	$12,552,043
34,500	CIT Group, Inc., 5.235%, 9/21/07 (1)	34,244,140
17,075	CIT Group, Inc., 5.27%, 8/15/07 (1)	17,040,006
13,857	CIT Group, Inc., 5.31%, 8/20/07 (1)	13,818,166
16,000	Countrywide Financial Corp., 5.30%, 8/30/07	15,931,689
32,000	Countrywide Financial Corp., 5.31%, 8/2/07	31,995,280
24,225	CRC Funding, LLC, 5.28%, 9/7/07 (1)	24,093,539
15,000	CRC Funding, LLC, 5.30%, 8/21/07 (1)	14,955,833
33,000	CRC Funding, LLC, 5.30%, 8/23/07 (1)	32,893,117
12,350	ING (U.S.) Funding, LLC, 5.25%, 10/9/07	12,225,728
12,923	ING (U.S.) Funding, LLC, 5.29%, 8/9/07	12,907,808
22,000	KittyHawk Funding Corp., 5.29%, 8/15/07 (1)	21,954,741
40,000	Metropolitan-Life Funding, Inc., 5.25%, 8/21/07	39,883,333
44,324	Nestle Capital Corp., 5.35%, 8/2/07 (1)	44,317,413
7,500	Old Line Funding, LLC, 5.27%, 10/12/07 (1)	7,420,950
25,000	Old Line Funding, LLC, 5.28%, 8/8/07 (1)	24,974,334
9,875	Old Line Funding, LLC, 5.28%, 8/15/07 (1)	9,854,723
17,620	Old Line Funding, LLC, 5.30%, 8/1/07 (1)	17,620,000
15,000	Old Line Funding, LLC, 5.30%, 8/9/07 (1)	14,982,333
26,000	Prudential Financial, 5.30%, 8/1/07	26,000,000
27,000	Prudential Financial, 5.30%, 8/8/07	26,972,175
26,000	Ranger Funding Co., LLC, 5.275%, 8/1/07 (1)	26,000,000
12,600	Sheffield Receivables Corp., 5.28%, 8/2/07 (1)	12,598,152
23,147	Sheffield Receivables Corp., 5.28%, 8/3/07 (1)	23,140,210
16,650	Sheffield Receivables Corp., 5.30%, 8/24/07 (1)	16,593,621
20,000	Sheffield Receivables Corp., 5.35%, 8/6/07 (1)	19,985,139
27,000	UBS Finance Delaware, LLC, 5.23%, 8/9/07	26,968,620
18,350	UBS Finance Delaware, LLC, 5.255%, 10/9/07	18,165,177
4,898	UBS Finance Delaware, LLC, 5.27%, 8/1/07	4,898,000
15,000	Yorktown Capital, LLC, 5.27%, 8/1/07 (1)	15,000,000
17,500	Yorktown Capital, LLC, 5.28%, 8/30/07 (1)	17,425,567
23,584	Yorktown Capital, LLC, 5.29%, 8/14/07 (1)	23,538,948
		$937,464,298
Electrical and Electronic Equipment — 4.2%
$50,000	General Electric Capital Corp., 5.20%, 9/5/07	$49,747,222
20,000	General Electric Co., 5.25%, 9/28/07	19,830,833
		$69,578,055
Entertainment — 1.1%
$18,400	Disney (Walt) Co., 5.28%, 8/3/07	$18,394,603
		$18,394,603
Household Products — 1.2%
$10,121	Fortune Brands, Inc., 5.33%, 8/20/07 (1)	$10,092,529
10,073	Fortune Brands, Inc., 5.37%, 8/30/07 (1)	10,029,426
		$20,121,955

Machinery — 3.9%
$50,000	Eaton Corp., 5.27%, 8/10/07 (1)	$49,934,125
14,250	Ingersoll-Rand Co., Ltd., 5.53%, 8/1/07 (1)	14,250,000
		$64,184,125
Retail — Food and Drug — 1.0%
$16,435	CVS & Caremark Corp., 5.33%, 8/3/07 (1)	$16,430,133
		$16,430,133
Wireless Equipment — 0.6%
$10,000	Motorola, Inc., 5.34%, 8/14/07	$9,980,717
		$9,980,717
Total Commercial Paper (amortized cost $1,153,024,255)		$1,153,024,255

Corporate Bonds & Notes — 17.5%

Principal
Amount
(000’s omitted)	Security	Value
Banks and Money Services — 16.4%
$30,000	American General Finance Corp., ECN, 5.32%, 8/13/07 (1)	$29,946,800
14,000	Countrywide Financial Corp., MTN, 5.53%, 12/19/07 (2)	14,000,937
10,000	Countrywide Home Loan, MTN, 3.25%, 5/21/08	9,820,276
20,000	Credit Agricole (London), 5.33%, 7/21/08 (1)(2)	20,000,000
16,000	Diageo Capital PLC, 3.50%, 11/19/07	15,909,586
23,000	Fortis Bank NY, 5.341%, 7/18/08 (1)(2)	23,000,000
36,000	HSBC Finance Corp., MTN, 5.485%, 10/24/07 (2)	36,003,965
25,000	Merrill Lynch & Co., 5.30%, 9/17/08 (2)	25,000,000
9,500	Merrill Lynch & Co., MTN, 3.125%, 7/15/08	9,289,829
20,000	Morgan Stanley, MTN, 5.555%, 1/11/08 (2)	20,009,982
25,000	Rabobank Nederland, MTN, 5.27%, 3/12/08 (2)	25,000,000
20,000	Totta Ireland PLC, 5.32%, 9/5/08 (1)(2)	20,000,000
11,000	UBS AG Stamford, CT, MTN, 5.41%, 4/16/08	11,000,000
14,800	Unilever Capital Corp., 5.31%, 9/11/08 (1)(2)	14,800,000
		$273,781,375
Chemicals — 0.1%
$1,700	Praxair, Inc., 6.625%, 10/15/07	$1,704,165
		$1,704,165
Telecommunications — 1.0%
$16,000	Vodafone Group PLC, 3.95%, 1/30/08	$15,887,658
		$15,887,658
Total Corporate Bonds & Notes (amortized cost $291,373,198)		$291,373,198

U.S. Government Agency Obligations — 1.5%

Principal
Amount
(000’s omitted)	Security	Value
$25,000	FHLB, 5.375%, 2/28/08	$25,000,000
Total U.S. Government Agency Obligations (amortized cost $25,000,000)		$25,000,000

Variable Rate Demand Obligations — 0.5%

Principal
Amount
(000’s omitted)	Security	Value
$8,000	Miami, FL (MBIA), (SPA — Wachovia Bank N.A.), 5.30%, 12/1/25 (2)	$8,000,000
		$8,000,000
Total Variable Rate Demand Obligations (amortized cost $8,000,000)		$8,000,000
Total Investments — 99.9% (amortized cost $1,664,723,958) (3)		$1,664,723,958
Other Assets, Less Liabilities — 0.1%		$2,002,231
Net Assets — 100.0%		$1,666,726,189

AMCAR	—	AmeriCredit Automobile Receivables Trust
CARAT	—	Capital Auto Receivables Asset Trust
CARMX	—	Carmax Auto Owner Trust
DTAOT	—	DT Auto Owner Trust
ECN	—	Extendible Commercial Note
FHLB	—	Federal Home Loan Bank
FORDO	—	Ford Credit Auto Owner Trust
MBIA	—	Municipal Bond Insurance Association
MTN	—	Medium-Term Note
SPA	—	Standby Bond Purchase Agreement
TAROT	—	Triad Auto Receivables Owner Trust
(1)

A security which has been issued under section 4(2) of the Securities Act of 1933 and is generally regarded as restricted and illiquid. This security may be resold in transactions exempt from registration or to the public if the security is registered. All such securities held have been deemed by the Portfolio’s Trustees to be liquid and were purchased with the expectation that resale would not be necessary.

(2)		Variable rate security. The stated interest rate represents the rate in effect at July 31, 2007.
(3)		Cost for federal taxes is the same.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Cash Management Portfolio

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer

Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Elizabeth S. Kenyon
Elizabeth S. Kenyon
President and Principal Executive Officer

Date:	September 24, 2007

By:	/s/ Kristin S. Anagnost
Kristin S. Anagnost
Treasurer and Principal Financial Officer

Date:	September 24, 2007